PRUDENTIAL FLEXGUARD INCOME
SINGLE PREMIUM DEFERRED INDEX-LINKED AND VARIABLE ANNUITY
Issued by
PRUCO LIFE INSURANCE COMPANY and PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Index Linked Variable Income Benefit Supplement

Supplement dated May 1, 2026
To
Prospectus dated May 1, 2026 and
Initial Summary Prospectus dated May 1, 2026

This Index Linked Variable Income Benefit Supplement (this “Supplement”) applies only to the product noted above and should be read and retained with the Prospectus and Initial Summary Prospectus ("Prospectus") for the Prudential FlexGuard Income Index-Linked and Variable Annuity (the “Annuity”). If you would like another copy of the Prospectus, please call us at 1-888-PRU-2888.

This Supplement provides the Income Percentages, Income Deferral Rates, Waiting Period, and Benefit Charge we are currently offering for the Prudential FlexGuard Income Index Linked Variable Income Benefit (the “Benefit”) available with the Annuity.  This Supplement replaces and supersedes any previously published Index Linked Variable Income Benefit Supplement(s) and must be used with an effective prospectus for the Annuity.

This Supplement discloses the Income Percentages, Income Deferral Rates, Waiting Period, and Benefit Charge (collectively known as “Benefit Terms”) that are effective beginning on the date of the Supplement disclosed above. Once a Supplement is effective, it will remain in effect until it is superseded at any time when we publish a new Supplement. This Supplement has no specified end date. If we change one or more of the Benefit Terms, we will publish a new Supplement that will supersede this Supplement. We will publish any changes to the Benefit Terms at least seven calendar days before they take effect on our website and on EDGAR at www.sec.gov under Form N-4 File Number 333-256966 and File Number 333-288857.

To confirm the most current Benefit Terms, Index Linked Variable Income Benefit Supplements are available by contacting the Prudential Annuity Service Center at 1-888-PRU-2888 or online at www.prudential.com/personal/annuities/annuity-prospectuses.

The Benefit Terms below apply for applications signed* on or after October 1, 2024 until a new Index Linked Variable Income Benefit Supplement is published with updated Benefit Terms.

*Please Note: In order for you to receive the Benefit Terms reflected in this Supplement, your Annuity application must be signed on or after the date set forth above and before new Benefit Terms are established through a new Supplement. From the date you sign your Annuity application, we must also receive that paperwork in Good Order within 15 calendar days, and the new Annuity must be issued within 45 calendar days of the date the application was signed. If these conditions are not met, and you decide to proceed with the purchase of the Annuity, you will receive the Benefit Terms that are in effect on your Issue Date. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

Waiting Period	1 Year from Index Effective Date**

Benefit Charge	1.45% Annually

**Subject to state approval.

FGINCPLAZRT0526-N4/ISP

Income Percentages and Income Deferral Rates
The applicable Income Percentage and Income Deferral Rate is based on the attained age of the Protected Life (or younger of the Joint Protected Lives) on the Index Effective Date, according to the tables below:
Age	Single Protected Life Income Percentages	Joint Protected Lives Income Percentages	Income Deferral Rates
45	3.55%	3.00%	0.25%
46	3.60%	3.05%	0.25%
47	3.65%	3.10%	0.25%
48	3.70%	3.15%	0.25%
49	3.75%	3.20%	0.25%
50	3.80%	3.25%	0.25%
51	3.90%	3.35%	0.25%
52	4.00%	3.45%	0.25%
53	4.10%	3.55%	0.25%
54	4.20%	3.65%	0.25%
55	4.30%	3.75%	0.30%
56	4.40%	3.85%	0.30%
57	4.50%	3.95%	0.30%
58	4.60%	4.05%	0.30%
59	4.70%	4.15%	0.30%
60	4.80%	4.25%	0.35%
61	4.90%	4.35%	0.35%
62	5.00%	4.45%	0.35%
63	5.10%	4.55%	0.35%
64	5.20%	4.65%	0.35%
65	5.30%	4.75%	0.40%
66	5.40%	4.85%	0.40%
67	5.50%	4.95%	0.40%
68	5.60%	5.05%	0.40%
69	5.70%	5.15%	0.40%
70	5.80%	5.25%	0.45%
71	5.90%	5.35%	0.45%
72	6.00%	5.45%	0.45%
73	6.10%	5.55%	0.45%
74	6.20%	5.65%	0.45%
75	6.30%	5.75%	0.50%
76	6.40%	5.85%	0.50%
77	6.50%	5.95%	0.50%
78	6.60%	6.05%	0.50%
79	6.70%	6.15%	0.50%
80	6.80%	6.25%	0.55%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

FGINCPLAZRT0526-N4/ISP